RELATED PARTY TRANSACTIONS - Additional Information (Details) - CNY (¥) ¥ in Thousands			1 Months Ended				6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 01, 2019	Jan. 01, 2019	May 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due to a related party										¥ 12,300	¥ 156
Amounts due from a related party											3,090
Repayment of cash advance from related parties										540,375
Share-based compensation expenses related to Fang's share-based awards								¥ 3,894
Data services
Related Party Transaction [Line Items]
Data services revenue from a noncontrolling interest holder										238
Guangxi Pukai | Analytics services
Related Party Transaction [Line Items]
Transaction amount		¥ 20,000
Term of contract (in years)		18 months
Beihai Long Island Hotel Co., Ltd | Analytics services
Related Party Transaction [Line Items]
Revenue	¥ 10,000
Term of contract (in years)		12 months
Fang
Related Party Transaction [Line Items]
Transaction amount				¥ 4,325	¥ 4,325
IT service fee									¥ 5,214	7,500	7,500	¥ 5,214
Payment of IT service fee									¥ 7,500
Software license fee										500	500	278
Amounts due to a related party										12,300	156
Share-based compensation expenses related to Fang's share-based awards												3,894	¥ 6,808
Fang | Analytics services
Related Party Transaction [Line Items]
Revenue											11,006	17,296
Fang | Analytics services
Related Party Transaction [Line Items]
Revenue											11,006	¥ 17,296
Fang | Network Resources
Related Party Transaction [Line Items]
Related party expenses										7,950	7,950
Related party - prepaid expenses										1,836	1,836
Fang | Software License Arrangement
Related Party Transaction [Line Items]
Transaction amount						¥ 278	¥ 278			500	500
Software royalty fee										¥ 500
Term of contract (in years)										10 years
Amounts due to a related party										¥ 278	278
Fang | Related Party Payable
Related Party Transaction [Line Items]
Amounts due to a related party										12,300	156
Amounts due from a related party										83,847	¥ 84,831
Fang | Data services
Related Party Transaction [Line Items]
Data services revenue from a noncontrolling interest holder										¥ 238
China Enterprise Evaluation Association
Related Party Transaction [Line Items]
Revenue			¥ 500